Shareholders' Equity (Details) - USD ($)				12 Months Ended
	Nov. 07, 2023	Sep. 06, 2023	Sep. 06, 2023	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022	Dec. 07, 2022
Shareholders' Equity [Line Items]
Par value (in Dollars per share)				$ 0.0001	[1]	$ 0.0001	[1]		$ 0.0001
Gross proceeds		$ 8,000,000
Net proceeds				$ 7,065,000
Underwriting discounts and commissions				720,000
Total offering expenses				967,000
Underwriting discounts and commissions and total offering expenses		1,687,000
Recognized in additional paid-in capital		$ 6,313,000		$ 3,810,000
Shares to employees (in Shares)	1,500,000
Outstanding restricted shares (in Shares)				1,500,000
Share based compensation				$ 3,810,000
IPO [Member]
Shareholders' Equity [Line Items]
Shares issued (in Shares)		2,000,000
Par value (in Dollars per share)		$ 0.0001	$ 0.0001
Offering price (in Dollars per share)		$ 4	$ 4
Gross proceeds			$ 8,000,000
Net proceeds			$ 7,065,000
Shares to employees (in Shares)	1,500,000
Shares valued	$ 3,810,000

[1]	Retrospectively restated for effect of share reorganization (see Note 1)